Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended
	Apr. 10, 2017	Aug. 31, 2015	Aug. 31, 2017	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
C000015521 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 12,710	$ 13,033	$ 11,985	$ 11,955	$ 13,394	$ 12,503	$ 12,384	$ 11,355	$ 11,091	$ 11,027
C000087984 [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,966	13,256	12,165	12,111	13,543	12,628	12,483	11,412	11,125	11,049
C000189669 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,401	12,139	12,406	11,394	11,328	12,663	11,804	11,663	10,670
C000015522 [Member]
Account Value [Line Items]
Accumulated Value		9,550		11,839	12,170	11,219	11,220	12,601	11,793	11,709	10,763	10,539	10,505
C000015524 [Member]
Account Value [Line Items]
Accumulated Value		10,000		11,503	11,913	11,065	11,149	12,616	11,895	11,900	11,020	10,872	10,918
C000015525 [Member]
Account Value [Line Items]
Accumulated Value		10,000		11,944	11,858	11,252	11,090	11,974	11,620	11,400	10,625	10,622	10,574
C000087985 [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,196	12,073	11,433	11,256	12,128	11,736	11,500	10,689	10,664	10,595
C000189670 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,294	11,801	11,678	11,056	10,882	11,721	11,339	11,099	10,321
C000087986 [Member]
Account Value [Line Items]
Accumulated Value		9,550		11,136	11,073	10,533	10,417	11,274	10,968	10,787	10,071	10,093	10,073
C000087987 [Member]
Account Value [Line Items]
Accumulated Value		10,000		10,810	10,839	10,388	10,342	11,277	11,054	10,953	10,312	10,412	10,460
S&P National AMT-Free Municipal Bond [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,330	12,354	11,684	11,436	12,476	12,085	11,732	10,803	10,770	10,692
S&P National AMT-Free Municipal Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,306	11,798	11,822	11,180	10,943	11,938	11,564	11,226	10,337
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond [Member]
Account Value [Line Items]
Accumulated Value		10,000		13,330	13,476	12,434	12,349	13,799	13,061	12,705	11,760	11,378	11,090
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,333	12,106	12,238	11,292	11,215	12,531	11,861	11,538	10,680
S&P Intermediate Term California AMT-Free Municipal Bond [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		12,128	11,947	11,419	11,211	11,921	11,741	11,366	10,632	$ 10,602	$ 10,545
S&P Intermediate Term California AMT-Free Municipal Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,247	$ 11,722	$ 11,547	$ 11,037	$ 10,836	$ 11,522	$ 11,348	$ 10,986	$ 10,276